Consolidated Statements of Changes in Shareholders' Investment (Parenthetical)	12 Months Ended
	Oct. 30, 2016 $ / shares	Oct. 25, 2015 $ / shares		Oct. 26, 2014 $ / shares
Declared cash dividends (in dollars per share)	$ 0.58	$ 0.50	[1]	$ 0.40	[1]

[1]	Shares and par values have been restated, as appropriate, to reflect the two-for-one stock split distributed on February 9, 2016.